Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 55,894
Additional provisions, including increases to existing provisions	207,715
Amount used during the year	(190,278)
Adjustments, including unused amounts reversed during the year	(1,668)
Effect of exchange rate adjustment	3,214
At the end of the year	74,877	kr 55,894
Non-current liabilities	4,590	4,374
Current liabilities	70,287	51,520
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	50,822	34,052	kr 30,878
Additional provisions, including increases to existing provisions	206,354	155,602	111,921
Amount used during the year	(189,580)	(141,370)	(106,116)
Adjustments, including unused amounts reversed during the year	(1,141)
Effect of exchange rate adjustment	3,044	2,822	(2,797)
At the end of the year	69,499	50,822	kr 34,052
Non-current liabilities	322
Current liabilities	69,177
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,157
Additional provisions, including increases to existing provisions	437
Amount used during the year	(103)
Adjustments, including unused amounts reversed during the year	(245)
Effect of exchange rate adjustment	130
At the end of the year	2,376	2,157
Non-current liabilities	2,028
Current liabilities	348
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	858
Additional provisions, including increases to existing provisions	591
Amount used during the year	(437)
Adjustments, including unused amounts reversed during the year	10
Effect of exchange rate adjustment	8
At the end of the year	1,030	858
Non-current liabilities	412
Current liabilities	618
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	2,057
Additional provisions, including increases to existing provisions	333
Amount used during the year	(158)
Adjustments, including unused amounts reversed during the year	(292)
Effect of exchange rate adjustment	32
At the end of the year	1,972	kr 2,057
Non-current liabilities	1,828
Current liabilities	kr 144